Derivative Instruments - Effective Portion (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 462	$ 9,840
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	4	1,447
Interest rate swaps
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(5)	(1,857)
Interest expense and finance cost
Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)	(467)	(11,697)
Gain on interest rate swap agreement
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	$ 4	$ 1,447